Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred tax assets
Accrued liabilities and reserves	$ 172,793		$ 58,420
Postretirement benefits	73,660		82,823
Employee compensation & benefits	94,521		49,404
Tax loss and credit carryforwards	377,795		24,350
Other	9,433		4,698
Total deferred tax assets	728,202		219,695
Valuation allowance	174,445	[1]	13,242	[1]
Deferred tax assets, net of valuation allowance	553,757		206,453
Deferred tax liabilities
Property, plant and equipment	80,329		43,572
Goodwill and other intangibles	744,057		290,939
Total deferred tax liabilities	824,386		334,511
Net deferred tax liabilities	$ 270,629		$ 128,058

[1]	The increase in valuation allowance from 2011 to 2012 was primarily related to balances acquired in the Merger.